LONG-TERM DEBT, NET - Borrowing Rates of Long-Term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Average borrowing rate per annum	5.43%	5.71%	5.45%